Relationships with Related Parties - Summary of Transactions with Non-executive Directors (Detail) € in Thousands											12 Months Ended
	Oct. 05, 2022 shares	Oct. 11, 2021 shares	Dec. 11, 2020 shares	Oct. 25, 2019 Warrant	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Dec. 08, 2016 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant	Dec. 31, 2022 EUR (€) Warrant shares	Dec. 31, 2021 EUR (€) Warrant shares	Dec. 31, 2020 EUR (€) shares
Disclosure of transactions between related parties [line items]
Number of warrants granted	0	874.2	557,050	602,025	426,050	334,400	45,000	353,550	94,400	253,150	594,450	760,800
Non Executive Directors [Member]
Disclosure of transactions between related parties [line items]
Share-based compensation											€ 230	€ 337	€ 396
Management fees											382	373	366
Total benefits											€ 612	€ 710	€ 762
Number of warrants granted											40,000	150,000	80,000
Number of warrants lapsed											60,000	0	30,000
Cumulative outstanding warrants | shares											230,000	340,000	220,000
Management fees payables											€ 93	€ 93	€ 94